Accumulated Other Comprehensive Income (Loss) Table 2 (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Foreign currency forwards	$ 414.0	$ 454.8
Total income (loss) reclassified, before tax	160.1	80.7
Income tax benefit (expense)	(20.6)	(12.8)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Net income (loss) reclassified, net of tax	(4.6)	(7.6)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain/(loss) on cash flow hedges [Member]
Total income (loss) reclassified, before tax	2.6	2.0
Income tax benefit (expense)	(0.2)	(0.6)
Net income (loss) reclassified, net of tax	2.4	1.4
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain/(loss) on cash flow hedges [Member] | Other income (expense), net [Member]
Foreign currency forwards, other	(1.9)	(2.4)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain/(loss) on cash flow hedges [Member] | Cost of goods sold [Member]
Foreign currency forwards	5.4	4.7
Reclassification out of Accumulated Other Comprehensive Income [Member] | Gain/(loss) on cash flow hedges [Member] | Forward starting interest rate swaps [Member] | Interest expense, net [Member]
Forward starting interest rate swaps	(0.9)	(0.3)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Amortization of defined benefit pension and other postretirement benefit plan items [Member]
Prior service benefit (cost)	(0.2)	(0.1)
Net actuarial gain (loss)	(7.7)	(11.2)
Total income (loss) reclassified, before tax	(7.9)	(11.3)
Income tax benefit (expense)	0.9	2.3
Net income (loss) reclassified, net of tax	$ (7.0)	$ (9.0)